The Millicom Group - A.1.2. Acquisition of subsidiaries and changes in non-controlling interests in subsidiaries - Finalization of Purchase Accounting (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Intangible assets, net	$ 7,361	$ 7,558	[1]
Property, plant and equipment, net	2,989	3,382	[1]	$ 2,755
Right of use assets, net	884	1,024	[1]	$ 895
Prepayments and accrued income	117	166	[1]
Other current assets	197	269	[1]
Provisions and other current liabilities	$ 305	548	[1]
As reported
Disclosure of detailed information about business combination [line items]
Intangible assets, net		7,721
Property, plant and equipment, net		3,198
Right of use assets, net		1,008
Prepayments and accrued income		168
Other current assets		302
Provisions and other current liabilities		546
Impact of the finalization of the purchase accounting of Guatemala
Disclosure of detailed information about business combination [line items]
Intangible assets, net		(163)
Property, plant and equipment, net		184
Right of use assets, net		17
Prepayments and accrued income		(2)
Other current assets		(33)
Provisions and other current liabilities		$ 2

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.